Cover	Jun. 30, 2020
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On July 2, 2020, Match Group, Inc. ("New Match" or the "Company") filed a Current Report on Form 8-K (the "Initial Filing") disclosing the closing on June 30, 2020 of the transactions contemplated by that certain Transaction Agreement (the "Transaction Agreement"), dated as of December 19, 2019 and amended as of April 28, 2020 and as further amended as of June 22, 2020, by and among (i) IAC/InterActiveCorp, a Delaware corporation ("Old IAC") and now known as Match Group, Inc., (ii) IAC Holdings, Inc., a Delaware corporation ("IAC Holdings") (now known as IAC/InterActiveCorp ("New IAC")), (iii) Valentine Merger Sub LLC, a Delaware limited liability company and now known as Match Group Holdings II, LLC ("Match Merger Sub"), and (iv) Match Group, Inc., a Delaware corporation ("Old Match").This Amendment No. 1 on Form 8-K/A amends the Initial Filing to include the pro forma financial information required by Item 9.01(b) of Form 8-K, and should be read in conjunction with the Initial Filing. Except as described herein, all other information in the Initial Filing remains unchanged.
Document Period End Date	Jun. 30, 2020
Entity File Number	0-20570
Entity Registrant Name	Match Group, Inc.
Entity Central Index Key	0000891103
Entity Tax Identification Number	59-2712887
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	8750 North Central Expressway, Suite 1400
Entity Address, City or Town	Dallas
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75231
City Area Code	214
Local Phone Number	576-9352
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	MTCH
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	IAC/InterActiveCorp